Condensed Schedule Of Investments (U.S. Treasury Notes) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
U.S. Treasury notes, 0.375%, 04/30/2016 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.375%
Investment Maturity Date	Apr. 30, 2016
U.S. Treasury notes, 0.250%, 05/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.25%
Investment Maturity Date	May 15, 2016
U.S. Treasury notes, 0.625%, 07/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.625%
Investment Maturity Date	Jul. 15, 2016
U.S. Treasury notes, 0.875%, 09/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.875%
Investment Maturity Date	Sep. 15, 2016
U.S. Treasury Notes, 0.375%, 03/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.375%
Investment Maturity Date		Mar. 15, 2015
U.S. Treasury Notes, 0.250% 05/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.25%
Investment Maturity Date		May 15, 2015
U.S. Treasury notes, 0.250%, 07/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.25%
Investment Maturity Date		Jul. 15, 2015
U.S. Treasury notes, 0.250%, 09/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate		0.25%
Investment Maturity Date		Sep. 15, 2015
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Amortized Cost of U.S. Treasury Notes	$ 185,510,089	$ 218,431,255